STOCKHOLDERS' DEFICIENCY (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Remaining Term	6 years 10 months 24 days	9 years 7 months 6 days	4 years 10 months 24 days
Abtech Options [Member]
Outstanding	2,699,158	5,329,107
Forfeited And expired		2,629,949
Expired	(1,117,994)
Closing Balance	1,581,164	2,699,158	5,329,107
Outstanding	$ 0.70	$ 0.70
Forfeited and expired		$ 0.70
Expired	$ 0.70
Outstanding	$ 0.70	$ 0.70	$ 0.70
Weighted Average Remaining Term	4 years 2 months 12 days	3 years 6 months	6 years 7 months 6 days
Abhd Options [Member]
Outstanding	5,374,300	640,000
Granted	2,662,494	4,734,300
Expired	(40,000)
Closing Balance	7,996,794	5,374,300	640,000
Outstanding	$ 0.44	$ 0.55
Granted	$ 0.80	$ 0.42
Expired	$ 0.42
Outstanding	$ 0.56	$ 0.44	$ 0.55
Weighted Average Remaining Term	6 years 10 months 24 days	9 years 7 months 6 days	4 years 10 months 24 days